Compass EMP Multi-Asset Balanced Fund
FUND SUMMARY-COMPASS EMP MULTI-ASSET BALANCED FUND
Investment Objectives:

The Compass EMP Multi-Asset Balanced Fund’s (the “Balanced Fund” or the “Fund”) primary objective is total return, which the Balanced Fund considers to be a combination of interest, capital gains, dividends and distributions.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A and Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 25 of the Fund’s Prospectus and Purchase and Redemption of Shares on page 40 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Multi-Asset Balanced Fund (USD $)	A Shares	T Shares	C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Multi-Asset Balanced Fund		A Shares	T Shares	C Shares
Management Fees		none	none	none
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%
Other Expenses		0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	1.01%	1.01%	1.01%
Total Annual Fund Operating Expenses		1.51%	1.76%	2.26%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Compass EMP Multi-Asset Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	720	1,025	1,351	2,273
T Shares	523	885	1,271	2,351
C Shares	229	706	1,210	2,595

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the portfolio turnover rate of the Fund was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing in affiliated underlying funds (the “Compass Funds”) advised by the Fund’s investment adviser, Compass Efficient Model Portfolios, LLC (the “Advisor”). These Compass Funds invest in a portfolio of equities (including common stock), fixed income securities and futures contracts (including commodity, currency and financial futures). The Advisor will select the appropriate investment vehicle based on the strategy of the particular asset class within the investment portfolio. The Fund may also invest in these asset classes directly or through exchange traded funds (“ETFs”). The Fund invests primarily in fixed income, equity and alternative (including commodity, currency, hedging and real estate) securities. Under normal market conditions, the Balanced Fund invests at least 25% of its net assets in equity securities and at least 25% of its assets in fixed income securities.

The Fund uses a proprietary volatility weighted global asset allocation model that seeks to produce lower correlation and volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The rules-based asset allocation methodology used to manage the Fund’s portfolio consists of restrictions, constraints and criteria for the strategy as well as the purchase or sale of each individual asset class and security. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate the performance of any particular securities index.

The Advisor selects securities and strategies that invest across a broad range of global asset classes including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies, U.S. and international bonds, U.S. and international real estate, commodities and currencies. Although the Advisor selects securities from a broad range of asset classes, the market capitalization of the equity securities in which the Fund may invest are not a factor considered by the Advisor in making investment decisions for the Fund. In considering fixed income securities in which the Fund may invest, directly or indirectly, the credit rating for these securities will generally be investment grade (which the Advisor defines as having a rating of BBB and above), but up to 20% of the Fund’s assets invested in fixed income may be invested in junk bonds. The Advisor will focus on fixed income securities with an intermediate average maturity (defined as between 2 and 10 years), although the Fund may invest in fixed income securities with any credit rating or maturity.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

• Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries.

• Conflict of Interest Risk. The Fund invests in affiliated underlying funds (the Compass Funds), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Compass Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Compass Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Compass Funds.

• Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

• Liquidity Risks. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

• Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Small and Mid-Capitalization Stock Risk. The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Real or perceived factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Tracking Risk. ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices or sectors they track because transaction costs incurred by the ETF in adjusting the actual balance of the securities.

• Underlying Funds Risk. Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance and a supplemental index. The Fund was reorganized on March 29, 2013 from a series of Mutual Fund Series Trust, an Ohio statutory trust, (the “Predecessor Fund”) to a series of Compass EMP Funds Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C and Class T shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class T shares would be different from Class A shares because Class C and Class T shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Calendar Year Returns as of December 31

Best Quarter:	6/30/09	12.71%
Worst Quarter:	6/30/10	(3.26)%
Calendar Year to:	9/30/14	1.85%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Compass EMP Multi-Asset Balanced Fund	Label	One Year	Since Inception		Inception Date
A Shares	Return before taxes	1.31%	6.34%	[1]	Dec. 31, 2008
A Shares Return after taxes on distributions		(1.77%)	4.98%
A Shares Return after taxes on distributions and sale of Fund shares		1.25%	4.50%
C Shares	Return before taxes	6.63%	6.90%	[1]	Dec. 31, 2008
T Shares	Return before taxes	3.36%	2.77%	[1]	Dec. 30, 2009
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		32.39%	17.94%
Barclay Hedge Fund of Funds Index		8.84%	4.32%
Balanced Fund Blend Benchmark		11.06%	6.15%
Barclay Global Treasury ex- U.S.		(4.88%)	2.44%
MSCI World Stock Index		27.36%	9.46%
[1]	The inception date of the Fund's Class A and Class C shares is December 31, 2008. The inception date of the Fund's Class T shares is December 30, 2009.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class T shares will vary.

Previously, the S&P 500 Total Return Index was the Fund’s primary broad-based securities market index. However, Fund management has determined that the MSCI World Stock Index is a more representative broad-based securities market index for the Fund because it has a global equities index more closely aligned to the strategy and securities held by the Fund.

Balanced Fund Blend Benchmark consists of the following: Fund inception to June 1, 2013 – 15% MSCI World Index, 50% Barclay Hedge Fund of Fund Index, 18% Barclays Global Treasury Ex U.S. Index,12% Citigroup Treasury Index, 5% Citigroup 1 Mo. Treasury Bill Index. June 1, 2013 to present – 48% MSCI World Index, 25% Barclay Hedge Fund of Fund Index, 13% Barclays Global Treasury Ex U.S. Index, 12% Citigroup Treasury Index, 5% Citigroup 1 Mo. Treasury Bill Index.

Barclay Global Treasury ex- U.S includes investment-grade government bonds issued by countries outside the United States, in local currencies, that have a remaining maturity of one year or more.

MSCI World Stock Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets.

Compass EMP Multi-Asset Growth Fund
FUND SUMMARY-COMPASS EMP MULTI-ASSET GROWTH FUND
Investment Objectives:
The Compass EMP Multi-Asset Growth Fund’s (the “Growth Fund” or the “Fund”) objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A and Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 25 of the Fund’s Prospectus and Purchase and Redemption of Shares on page 40 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Multi-Asset Growth Fund (USD $)	Class A Shares	Class T Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Multi-Asset Growth Fund		Class A Shares	Class T Shares	Class C Shares
Management Fees		none	none	none
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%
Other Expenses		0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses	[1]	1.17%	1.17%	1.17%
Total Annual Fund Operating Expenses		1.73%	1.98%	2.48%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Compass EMP Multi-Asset Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	741	1,089	1,460	2,499
Class T Shares	544	950	1,380	2,576
Class C Shares	251	773	1,321	2,816

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in affiliated underlying funds (the “Compass Funds”) advised by the Fund’s investment adviser, Compass Efficient Model Portfolios, LLC (the “Advisor”). These Compass Funds invest in a portfolio of equities (including common stocks). The Fund may also invest in equities directly or through exchange traded funds (“ETFs”).

The Fund uses a proprietary volatility weighted global asset allocation model that seeks to produce lower correlation and volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The rules-based asset allocation methodology used to manage the Fund’s portfolio consists of restrictions, constraints and criteria for the purchase or sale of each individual security or strategy. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate the performance of any particular securities index.

The Advisor selects securities and strategies that invest across a broad range of global equities including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies. The market capitalization of the equity securities in which the Fund may invest are not a factor considered by the Advisor in making investment decisions for the Fund.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that a Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

• Conflict of Interest Risk. The Fund invests in affiliated underlying funds (the Compass Funds), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Compass Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Compass Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Compass Funds.

• Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Liquidity Risks. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Small and Mid-Capitalization Stock Risk. The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Real or perceived factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Tracking Risk. ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices or sectors they track because transaction costs incurred by the ETF in adjusting the actual balance of the securities.

• Underlying Funds Risk. Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance and a supplemental index. The Fund was reorganized on March 29, 2013 from a series of Mutual Fund Series Trust, an Ohio statutory trust, (the “Predecessor Fund”) to a series of Compass EMP Funds Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C and Class T shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class T shares would be different from Class A shares because Class C and Class T shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Calendar Year Returns as of December 31

Best Quarter:	6/30/09	18.04%
Worst Quarter:	3/31/09	(10.21)%
Calendar Year to	9/30/14	2.28%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Compass EMP Multi-Asset Growth Fund	Label	One Year	Since Inception		Inception Date
Class A Shares	Return before taxes	13.33%	7.65%	[1]	Dec. 31, 2008
Class A Shares Return after taxes on distributions		5.94%	5.75%
Class A Shares Return after taxes on distributions and sale of Fund shares		8.22%	5.27%
Class C Shares	Return before taxes	19.32%	8.07%	[1]	Dec. 31, 2008
Class T Shares	Return before taxes	15.74%	3.99%	[1]	Dec. 30, 2009
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		32.39%	17.94%
Barclay Hedge Fund of Funds Index		8.84%	4.32%
MSCI World Stock Index		27.36%	15.68%
Barclay Hedge Fund Index		11.12%	9.30%
Growth Fund Blend Benchmark		21.78%	9.46%
[1]	The inception date of the Fund's Class A and Class C shares is December 31, 2008. The inception date of the Fund's Class T shares is December 30, 2009.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class T shares will vary.

Previously, the S&P 500 Total Return Index was the Fund’s primary broad-based securities market index. However, Fund management has determined that the MSCI World Stock Index is a more representative broad-based securities market index for the Fund because it has a global equities index more closely aligned to the strategy and securities held by the Fund.

Growth Fund Blend Benchmark consists of the following: Fund inception to June 1, 2013 – 35% MSCI World Index, 62% Barclay Hedge Fund of Fund Index, 3% Citigroup 1 Mo. Treasury Bill Index. June 1, 2013 to present – 97% MSCI World Stock Index, 3% Citigroup 1 Mo. Treasury Bill Index.

The MSCI World Stock Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets.

Compass EMP Alternative Strategies Fund
FUND SUMMARY-COMPASS EMP ALTERNATIVE STRATEGIES FUND
Investment Objectives:
The Compass EMP Alternative Strategies Fund’s (the “Alternative Fund” or the “Fund”) objective is long-term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 25 of the Fund’s Prospectus and Purchase and Redemption of Shares on page 40 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Alternative Strategies Fund (USD $)	Class A Shares	Class T Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Alternative Strategies Fund		Class A Shares	Class T Shares	Class C Shares
Management Fees		none	none	none
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%
Other Expenses		0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses	[1]	1.21%	1.21%	1.21%
Total Annual Fund Operating Expenses		1.80%	2.05%	2.55%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Compass EMP Alternative Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	747	1,109	1,494	2,569
Class T Shares	551	970	1,415	2,646
Class C Shares	258	793	1,355	2,885

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing in affiliated underlying funds (the “Compass Funds”) advised by the Fund’s investment adviser, Compass Efficient Model Portfolios, LLC (the “Advisor”). These Compass Funds invest in a portfolio of equities (including common stock), fixed income securities and futures contracts (including commodity, currency and financial futures).  The Advisor will select the appropriate investment vehicle based on the strategy of the particular asset class within the investment portfolio. The Fund may also invest in these asset classes directly or through exchange traded funds (“ETFs”). The Fund invests primarily in fixed income, equity and alternative securities, with an emphasis on alternatives (including commodity, currency, hedging and real estate). The Fund’s strategy generally focuses on investments that have the potential to provide capital appreciation.

The Fund uses a proprietary volatility weighted global asset allocation model that seeks to produce lower correlation and volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The rules-based asset allocation methodology used to manage the Fund's portfolio consists of restrictions, constraints and criteria for the purchase or sale of each individual asset class, security or strategy. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate the performance of any particular securities index.

The Advisor selects securities and strategies that invest across a broad range of global asset classes including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies, U.S. and international bonds, U.S. and international real estate, commodities and currencies. Although the Advisor selects securities from a broad range of asset classes, the market capitalization of the equity securities in which the Fund may invest are not a factor considered by the Advisor in making investment decisions for the Fund. In considering fixed income securities in which the Fund may invest, directly or indirectly, the credit rating for these securities will generally be investment grade (which the Advisor defines as having a rating of BBB and above), but up to 20% of the Fund’s assets invested in fixed income may be invested in junk bonds. The Advisor will focus on fixed income securities with an intermediate average maturity (defined as between 2 and 10 years), although the Fund may invest in fixed income securities with any average credit rating or maturity.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

• Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries.

• Conflict of Interest Risk. The Fund invests in affiliated underlying funds (the Compass Funds), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Compass Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Compass Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Compass Funds.

• Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

• Liquidity Risks. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

• Sector Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Small and Mid-Capitalization Stock Risk. The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Real or perceived factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Tracking Risk. ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices or sectors they track because transaction costs incurred by the ETF in adjusting the actual balance of the securities.

• Underlying Funds Risk. Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance and a supplemental index. The Fund was reorganized on March 29, 2013 from a series of Mutual Fund Series Trust, an Ohio statutory trust, (the “Predecessor Fund”) to a series of Compass EMP Funds Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C and Class T shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class T shares would be different from Class A shares because Class C and Class T shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Calendar Year Returns as of December 31

Best Quarter:	9/30/10	8.77%
Worst Quarter:	6/30/10	(6.34)%
Calendar Year to:	9/30/14	1.69%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Compass EMP Alternative Strategies Fund	Label	One Year	Since Inception	Inception Date
Class A Shares	Return before taxes	(1.56%)	(1.04%)	Dec. 30, 2009
Class A Shares Return after taxes on distributions		(1.56%)	(1.13%)
Class A Shares Return after taxes on distributions and sale of Fund shares		(0.89%)	(0.81%)
Class C Shares	Return before taxes	3.59%	(0.36%)	Dec. 30, 2009
Class T Shares	Return before taxes	0.40%	(0.73%)	Dec. 30, 2009
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		32.39%	15.60%
Barclay Hedge Fund of Funds Index		8.84%	2.89%
Barclay Hedge Fund Index		11.12%	5.96%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C and Class T shares will vary.